Taxation - Summary of tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax
Total current tax charge	£ (534)	£ (422)	£ (264)
Deferred tax	53	96	(11)
Tax expense	(481)	(326)	(275)
United Kingdom
Current tax
Total current tax charge	(102)	(46)	(80)
Rest of world
Current tax
Total current tax charge	£ (432)	£ (376)	£ (184)